Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Net unrealized gains (losses) on investment securities, Before tax:
Net unrealized losses on investment securities		¥ (71,019)	¥ (448,876)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(120,742)	(117,170)
Net change		(191,761)	(566,046)
Net unrealized gains (losses) on investment securities, Tax (expense) or benefit:
Net unrealized losses on investment securities		19,199	165,039
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		38,139	40,152
Net change		57,338	205,191
Net unrealized gains (losses) on investment securities, Net of tax:
Net unrealized losses on investment securities		(51,820)	(283,837)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(82,603)	(77,018)
Net change	[1]	(134,423)	(360,855)
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests		(1,996)	35,994
Net unrealized losses on investment securities attributable to Mitsubishi UFJ Financial Group		(132,427)	(396,849)
Net debt valuation adjustments, Before tax:
Net debt valuation adjustments		1,158
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		105
Net change		1,263
Net debt valuation adjustments, Tax (expense) or benefit:
Net debt valuation adjustments		(364)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		(33)
Net change		(397)
Net debt valuation adjustments, Net of tax:
Net debt valuation adjustments		794
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		72
Net change		866
Net debt valuation adjustments attributable to noncontrolling interests
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group		866
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Before tax:
Net unrealized gains on derivatives qualifying for cash flow hedges		41,833	13,443
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(9,678)	(8,937)
Net change		32,155	4,506
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Tax (expense) or benefit:
Net unrealized gains on derivatives qualifying for cash flow hedges		(16,752)	(5,335)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		3,802	3,512
Net change		(12,950)	(1,823)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net of tax:
Net unrealized gains on derivatives qualifying for cash flow hedges		25,081	8,108
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(5,876)	(5,425)
Net change		19,205	2,683
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group		19,205	2,683
Defined benefit plans, Before tax:
Defined benefit plans		15,910	(39,786)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		13,598	4,109
Net change		29,508	(35,677)
Defined benefit plans, Tax (expense) or benefit:
Defined benefit plans		(6,798)	13,804
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		(4,340)	(1,719)
Net change		(11,138)	12,085
Defined benefit plans, Net of tax:
Defined benefit plans		9,112	(25,982)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		9,258	2,390
Net change		18,370	(23,592)
Defined benefit plans attributable to noncontrolling interests		79	(26)
Defined benefit plans attributable to Mitsubishi UFJ Financial Group		18,291	(23,566)
Foreign currency translation adjustments, Before tax:
Foreign currency translation adjustments		(833,911)	(31,738)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		2,641	(3,778)
Net change		(831,270)	(35,516)
Foreign currency translation adjustments, Tax (expense) or benefit:
Foreign currency translation adjustments		72,740	1,543
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		(464)	916
Net change		72,276	2,459
Foreign currency translation adjustments, Net of tax:
Foreign currency translation adjustments		(761,171)	(30,195)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		2,177	(2,862)
Net change		(758,994)	(33,057)
Foreign currency translation adjustments attributable to noncontrolling interests		(28,620)	(4,827)
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group		(730,374)	(28,230)
Other comprehensive loss attributable to Mitsubishi UFJ Financial Group		¥ (824,439)	¥ (445,962)

[1]	Includes unrealized gains of ¥8 million and ¥9 million, net of tax, related to debt securities with credit component realized in earnings for the six months ended September 30, 2015 and 2016, respectively.